Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 30, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	1/1/2018
 On October 24, 2018, the Fund's Board of Trustees approved the addition of Voya Investment Management Co. LLC (Voya) to manage a portion of the Fund's assets, effective on or about December 5, 2018 (the Effective Date). Accordingly, on the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The fourth paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund – Principal Investment Strategies”  section of the Prospectus is hereby superseded and replaced with the following:
The Fund may invest in derivatives, including forward contracts (including forward foreign currency contracts), futures contracts (including currency futures, index futures (including fixed income index and volatility index futures), interest rate futures and other bond futures), inverse variable- or floating-rate obligations (commonly referred to as inverse floaters), options (including options on futures contracts and interest rate options), options on swaps (commonly known as swaptions), and swaps (including credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps). The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), to manage credit and interest rate exposure, and/or to manage duration and yield curve of the Fund or a sleeve of the Fund.
The rest of the section remains the same.

Multi-Manager Total Return Bond Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 30, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	1/1/2018
 On October 24, 2018, the Fund's Board of Trustees approved the addition of Voya Investment Management Co. LLC (Voya) to manage a portion of the Fund's assets, effective on or about December 5, 2018 (the Effective Date). Accordingly, on the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The fourth paragraph under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund – Principal Investment Strategies”  section of the Prospectus is hereby superseded and replaced with the following:
The Fund may invest in derivatives, including forward contracts (including forward foreign currency contracts), futures contracts (including currency futures, index futures (including fixed income index and volatility index futures), interest rate futures and other bond futures), inverse variable- or floating-rate obligations (commonly referred to as inverse floaters), options (including options on futures contracts and interest rate options), options on swaps (commonly known as swaptions), and swaps (including credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps). The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), to manage credit and interest rate exposure, and/or to manage duration and yield curve of the Fund or a sleeve of the Fund.
The rest of the section remains the same.